Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail) - Mortgage Servicing Rights [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	9.50%	10.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	7.00%
Option adjusted spread	7.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	17.00%
Option adjusted spread	10.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	10.00%
Option adjusted spread	8.00%